UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Short-Term Bond Fund
Class A [SBSTX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$35	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$596,177,847
Total Number of Portfolio Holdings*	574
Portfolio Turnover Rate	42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short-Term Bond Fund	PAGE 1	7340-STSR-0824

Western Asset Short-Term Bond Fund
Class C [LWSOX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$74	1.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$596,177,847
Total Number of Portfolio Holdings*	574
Portfolio Turnover Rate	42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short-Term Bond Fund	PAGE 1	7063-STSR-0824

Western Asset Short-Term Bond Fund
Class C1 [SSTLX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$52	1.04%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$596,177,847
Total Number of Portfolio Holdings*	574
Portfolio Turnover Rate	42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short-Term Bond Fund	PAGE 1	7716-STSR-0824

Western Asset Short-Term Bond Fund
Class R [LWARX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$55	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$596,177,847
Total Number of Portfolio Holdings*	574
Portfolio Turnover Rate	42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short-Term Bond Fund	PAGE 1	7130-STSR-0824

Western Asset Short-Term Bond Fund
Class I [SBSYX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$21	0.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$596,177,847
Total Number of Portfolio Holdings*	574
Portfolio Turnover Rate	42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short-Term Bond Fund	PAGE 1	7440-STSR-0824

Western Asset Short-Term Bond Fund
Class IS [LWSTX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$20	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$596,177,847
Total Number of Portfolio Holdings*	574
Portfolio Turnover Rate	42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short-Term Bond Fund	PAGE 1	7834-STSR-0824

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Short-Term Bond Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 45.3%
Communication Services — 3.4%
Diversified Telecommunication Services — 1.2%
AT&T Inc., Senior Notes	1.700%	3/25/26	$1,200,000	$1,126,913
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	2,070,000	2,041,881
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	710,000	665,011
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	3,430,000	3,344,393
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	62,000	60,297
Total Diversified Telecommunication Services				7,238,495
Entertainment — 0.5%
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	2,120,000	2,087,528
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	350,000	350,022
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	470,000	446,339
Total Entertainment				2,883,889
Interactive Media & Services — 0.0%††
Alphabet Inc., Senior Notes	0.450%	8/15/25	40,000	38,093
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,091,000	1,080,829
Comcast Corp., Senior Notes	3.950%	10/15/25	2,590,000	2,550,010
Comcast Corp., Senior Notes	3.150%	3/1/26	70,000	67,697
DISH DBS Corp., Senior Notes	5.875%	11/15/24	250,000	237,596
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	100,000	79,067 (a)
Total Media				4,015,199
Wireless Telecommunication Services — 1.0%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,200,000	876,921 (a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	350,000	344,179
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	4,320,000	4,105,842
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	900,000	887,038
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	70,000	64,698
Total Wireless Telecommunication Services				6,278,678

Total Communication Services				20,454,354
Consumer Discretionary — 3.5%
Automobiles — 1.0%
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	970,000	939,162
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	1,150,000	1,123,086
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	200,000	193,298
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	2,520,000	2,450,200
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobiles — continued
Hyundai Capital America, Senior Notes	5.950%	9/21/26	$450,000	$453,740 (a)
Hyundai Capital America, Senior Notes	5.275%	6/24/27	850,000	846,526 (a)
Total Automobiles				6,006,012
Broadline Retail — 0.5%
Amazon.com Inc., Senior Notes	3.000%	4/13/25	770,000	756,345
Amazon.com Inc., Senior Notes	0.800%	6/3/25	650,000	623,987
Amazon.com Inc., Senior Notes	3.300%	4/13/27	230,000	220,623
Prosus NV, Senior Notes	3.257%	1/19/27	1,570,000	1,469,750 (a)
Total Broadline Retail				3,070,705
Hotels, Restaurants & Leisure — 1.4%
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	570,000	581,977 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	530,000	574,135 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,730,000	1,680,045
Las Vegas Sands Corp., Senior Notes	5.900%	6/1/27	1,510,000	1,518,544
McDonald’s Corp., Senior Notes	3.300%	7/1/25	170,000	166,495
McDonald’s Corp., Senior Notes	1.450%	9/1/25	1,240,000	1,186,686
McDonald’s Corp., Senior Notes	3.700%	1/30/26	370,000	361,709
McDonald’s Corp., Senior Notes	3.500%	3/1/27	230,000	220,859
NCL Corp. Ltd., Senior Secured Notes	8.375%	2/1/28	280,000	292,810 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	270,000	283,100 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	650,000	640,459 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	420,000	382,902
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	176,160
Total Hotels, Restaurants & Leisure				8,065,881
Household Durables — 0.1%
DR Horton Inc., Senior Notes	2.500%	10/15/24	880,000	871,680
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	2.700%	4/15/25	350,000	342,967
Home Depot Inc., Senior Notes	2.500%	4/15/27	770,000	721,323
Home Depot Inc., Senior Notes	2.875%	4/15/27	290,000	274,634
Lowe’s Cos. Inc., Senior Notes	4.000%	4/15/25	1,460,000	1,442,359
Total Specialty Retail				2,781,283
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	2.400%	3/27/25	320,000	313,175

Total Consumer Discretionary				21,108,736
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Staples — 1.4%
Consumer Staples Distribution & Retail — 0.2%
Target Corp., Senior Notes	2.250%	4/15/25	$800,000	$780,724
Walmart Inc., Senior Notes	1.050%	9/17/26	660,000	608,578
Total Consumer Staples Distribution & Retail				1,389,302
Food Products — 0.1%
Mondelez International Inc., Senior Notes	1.500%	5/4/25	230,000	222,325
Household Products — 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	30,000	28,532
Personal Care Products — 0.4%
Haleon UK Capital PLC, Senior Notes	3.125%	3/24/25	1,040,000	1,021,304
Kenvue Inc., Senior Notes	5.350%	3/22/26	640,000	641,901
Kenvue Inc., Senior Notes	5.050%	3/22/28	890,000	895,100
Total Personal Care Products				2,558,305
Tobacco — 0.7%
Altria Group Inc., Senior Notes	2.350%	5/6/25	2,370,000	2,304,950
Altria Group Inc., Senior Notes	4.400%	2/14/26	800,000	787,413
Altria Group Inc., Senior Notes	6.200%	11/1/28	10,000	10,376
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	1,270,000	1,260,131
Total Tobacco				4,362,870

Total Consumer Staples				8,561,334
Energy — 7.8%
Oil, Gas & Consumable Fuels — 7.8%
Chevron Corp., Senior Notes	1.554%	5/11/25	2,290,000	2,217,277
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	750,000	756,198 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	1,410,000	1,442,528 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,380,000	1,281,635 (a)
Devon Energy Corp., Senior Notes	5.250%	9/15/24	1,380,000	1,379,198
Devon Energy Corp., Senior Notes	5.850%	12/15/25	3,200,000	3,209,432
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,040,000	1,950,036
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	470,000	470,240
Energy Transfer LP, Senior Notes	4.050%	3/15/25	610,000	603,439
Energy Transfer LP, Senior Notes	2.900%	5/15/25	690,000	673,294
Energy Transfer LP, Senior Notes	5.550%	2/15/28	210,000	211,861
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	720,000	711,755
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	4,970,000	4,845,201
EQT Corp., Senior Notes	3.125%	5/15/26	1,300,000	1,243,252 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	420,000	401,747
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
EQT Corp., Senior Notes	5.000%	1/15/29	$360,000	$353,531
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,870,000	1,839,241
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,700,000	1,695,042
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,790,000	1,767,327
MPLX LP, Senior Notes	4.000%	2/15/25	3,040,000	3,007,779
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,150,000	2,046,262
ONEOK Inc., Senior Notes	5.550%	11/1/26	480,000	482,105
ONEOK Inc., Senior Notes	5.650%	11/1/28	420,000	426,464
ONEOK Inc., Senior Notes	5.800%	11/1/30	30,000	30,726
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	850,000	839,551
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,210,000	907,065 (a)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	2,480,000	2,326,917
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,590,000	1,493,616 (a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	500,000	477,672 (a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	2,220,000	2,135,524
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	550,000	569,075
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,530,000	1,574,851
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	540,000	591,690 (a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	2,010,000	1,976,764
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	170,000	166,909
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	60,000	58,699
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	20,000	20,641

Total Energy				46,184,544
Financials — 16.8%
Banks — 11.1%
Banco Santander SA, Senior Notes	2.746%	5/28/25	2,800,000	2,727,920
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,000,000	964,211 (b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	7,330,000	7,024,742 (b)
Bank of America NA, Senior Notes	5.650%	8/18/25	1,820,000	1,826,061
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	930,000	914,835
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	1,080,000	1,037,985
Bank of Nova Scotia, Senior Notes	1.050%	3/2/26	650,000	605,462
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,110,000	2,082,719 (a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	970,000	937,836 (a)(b)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	$700,000	$694,213 (a)(b)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	540,000	537,147 (b)(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	2,040,000	1,999,009 (b)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	1,510,000	1,483,323 (b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	2,450,000	2,417,159
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	2,830,000	2,711,336 (a)(b)
Credit Agricole SA, Senior Notes (1.247% to 1/26/26 then SOFR + 0.892%)	1.247%	1/26/27	2,030,000	1,893,620 (a)(b)
Goldman Sachs Bank USA, Senior Notes (5.283% to 3/18/26 then SOFR + 0.777%)	5.283%	3/18/27	1,220,000	1,216,430 (b)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	1,760,000	1,767,337 (b)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	1,290,000	1,244,591 (b)
Intesa Sanpaolo SpA, Senior Notes	3.250%	9/23/24	430,000	427,301 (a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	7,460,000	7,245,750 (b)
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	3,160,000	3,158,583 (b)
Mitsubishi UFJ Financial Group Inc., Senior Notes	1.412%	7/17/25	640,000	613,445
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	270,000	265,990 (b)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	1,050,000	1,051,275 (b)
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	2,830,000	2,782,649
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	1,060,000	1,018,104
Royal Bank of Canada, Senior Notes (SOFR + 0.360%)	5.721%	7/29/24	1,450,000	1,450,220 (b)
Swedbank AB, Senior Notes	3.356%	4/4/25	3,960,000	3,899,049 (a)
Toronto-Dominion Bank, Senior Notes	5.523%	7/17/28	1,400,000	1,417,813
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	$420,000	$423,137 (b)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	250,000	231,200 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	450,000	456,934 (b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	4,550,000	4,419,062 (b)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	3,070,000	3,024,450 (b)
Total Banks				65,970,898
Capital Markets — 3.9%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	440,000	426,587
Bank of New York Mellon Corp., Senior Notes (3.992% to 6/13/27 then SOFR + 1.151%)	3.992%	6/13/28	900,000	870,645 (b)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	210,000	212,475
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	1,010,000	994,762
Goldman Sachs Group Inc., Senior Notes (3.272% to 9/29/24 then 3 mo. Term SOFR + 1.463%)	3.272%	9/29/25	6,550,000	6,508,265 (b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	720,000	706,256 (b)
Goldman Sachs Group Inc., Senior Notes (5.727% to 4/25/29 then SOFR + 1.265%)	5.727%	4/25/30	1,240,000	1,262,297 (b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	4,380,000	4,254,385 (b)
Morgan Stanley, Senior Notes (5.656% to 4/18/29 then SOFR + 1.260%)	5.656%	4/18/30	1,250,000	1,271,470 (b)
Morgan Stanley Bank NA, Senior Notes	4.754%	4/21/26	380,000	376,733
UBS AG, Senior Notes	0.700%	8/9/24	800,000	795,699 (a)
UBS AG, Senior Notes	4.750%	8/9/24	370,000	369,548
UBS AG, Senior Notes	3.625%	9/9/24	1,140,000	1,134,609
UBS AG, Senior Notes	2.950%	4/9/25	880,000	862,625
UBS Group AG, Senior Notes	4.125%	9/24/25	940,000	922,058 (a)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	880,000	850,577 (a)(b)
UBS Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,240,000	1,231,837 (a)(b)
Total Capital Markets				23,050,828
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — 0.0%††
American Express Co., Senior Notes (5.645% to 4/23/26 then SOFR + 0.750%)	5.645%	4/23/27	$360,000	$361,520 (b)
Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.650%	10/29/24	2,910,000	2,870,847
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	6.100%	1/15/27	690,000	700,380
National Securities Clearing Corp., Senior Notes	0.750%	12/7/25	1,020,000	958,554 (a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	2,140,000	2,065,488
Visa Inc., Senior Notes	3.150%	12/14/25	520,000	505,929
Total Financial Services				7,101,198
Insurance — 0.6%
Aon North America Inc., Senior Notes	5.150%	3/1/29	1,160,000	1,157,211
Great-West Lifeco US Finance 2020 LP, Senior Notes	0.904%	8/12/25	1,630,000	1,550,121 (a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	940,000	899,956 (a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	60,000	57,602 (a)
Total Insurance				3,664,890

Total Financials				100,149,334
Health Care — 4.5%
Biotechnology — 0.8%
AbbVie Inc., Senior Notes	2.600%	11/21/24	2,440,000	2,413,291
AbbVie Inc., Senior Notes	2.950%	11/21/26	40,000	38,138
AbbVie Inc., Senior Notes	4.800%	3/15/27	2,440,000	2,429,658
Total Biotechnology				4,881,087
Health Care Equipment & Supplies — 0.4%
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	1,340,000	1,337,219 (a)
Solventum Corp., Senior Notes	5.450%	2/25/27	800,000	799,386 (a)
Total Health Care Equipment & Supplies				2,136,605
Health Care Providers & Services — 2.2%
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	990,000	987,872
Centene Corp., Senior Notes	4.250%	12/15/27	30,000	28,669
CVS Health Corp., Senior Notes	2.625%	8/15/24	2,860,000	2,848,536
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,070,000	2,033,286
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,040,000	991,236
Humana Inc., Senior Notes	4.500%	4/1/25	590,000	585,847
Humana Inc., Senior Notes	5.750%	12/1/28	1,640,000	1,673,481
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	460,000	458,169
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	$300,000	$295,644
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	350,000	329,934
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	1,150,000	1,113,205
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	1,860,000	1,845,901
Total Health Care Providers & Services				13,191,780
Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	31,000	30,939
Bristol-Myers Squibb Co., Senior Notes	4.950%	2/20/26	230,000	229,327
Bristol-Myers Squibb Co., Senior Notes	4.900%	2/22/27	1,060,000	1,057,201
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	2,150,000	2,132,457
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	3,240,000	3,043,356
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	350,000	337,718
Total Pharmaceuticals				6,830,998

Total Health Care				27,040,470
Industrials — 3.3%
Aerospace & Defense — 1.8%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,080,000	1,049,473 (a)
Boeing Co., Senior Notes	4.875%	5/1/25	2,880,000	2,849,970
Boeing Co., Senior Notes	2.196%	2/4/26	1,640,000	1,542,165
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,340,000	1,318,341
RTX Corp., Senior Notes	5.750%	11/8/26	3,230,000	3,265,341
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	560,000	563,524 (a)
Total Aerospace & Defense				10,588,814
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.242%	2/15/25	62,000	60,695
Commercial Services & Supplies — 0.2%
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	640,000	634,384 (a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	460,000	458,061
Total Commercial Services & Supplies				1,092,445
Ground Transportation — 0.2%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,340,000	1,236,633
Passenger Airlines — 0.6%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	560,000	582,172 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,206,000	1,209,366 (a)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Passenger Airlines — continued
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	$538,000	$393,164 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	100,000	96,717 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,410,000	1,314,296 (a)
Total Passenger Airlines				3,595,715
Trading Companies & Distributors — 0.5%
Air Lease Corp., Senior Notes	1.875%	8/15/26	3,030,000	2,810,687
Air Lease Corp., Senior Notes	5.300%	2/1/28	40,000	39,933
Total Trading Companies & Distributors				2,850,620

Total Industrials				19,424,922
Information Technology — 1.1%
Communications Equipment — 0.0%††
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	40,000	27,793 (a)
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom Inc., Senior Notes	3.150%	11/15/25	230,000	222,915
Intel Corp., Senior Notes	3.700%	7/29/25	1,180,000	1,160,100
Microchip Technology Inc., Senior Notes	0.983%	9/1/24	360,000	356,968
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	46,000	44,920
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	540,000	525,371
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,150,000	1,064,502
Total Semiconductors & Semiconductor Equipment				3,374,776
Software — 0.2%
Oracle Corp., Senior Notes	4.500%	5/6/28	1,300,000	1,277,002
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., Senior Notes	1.125%	5/11/25	1,830,000	1,766,329

Total Information Technology				6,445,900
Materials — 1.3%
Chemicals — 0.3%
MEGlobal BV, Senior Notes	4.250%	11/3/26	1,720,000	1,665,239 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	320,000	298,578 (a)
Total Chemicals				1,963,817
Metals & Mining — 0.6%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	590,000	617,214 (a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	670,000	646,162 (a)
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	660,000	670,936
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	751,000	806,398
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	440,000	425,720
Total Metals & Mining				3,166,430
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Paper & Forest Products — 0.4%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	$1,540,000	$1,493,254 (a)
Suzano International Finance BV, Senior Notes	5.500%	1/17/27	810,000	805,231
Total Paper & Forest Products				2,298,485

Total Materials				7,428,732
Utilities — 2.2%
Electric Utilities — 2.0%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	1,570,000	1,583,805
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	580,000	573,448
Florida Power & Light Co., First Mortgage Bonds	5.150%	6/15/29	580,000	585,051
Georgia Power Co., Senior Notes	5.004%	2/23/27	1,290,000	1,286,401
NextEra Energy Capital Holdings Inc., Senior Notes	5.749%	9/1/25	420,000	421,058
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	1,190,000	1,179,730
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	720,000	721,910
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	2,012,000	2,018,235 (a)
Southern California Edison Co., First Mortgage Bonds	0.975%	8/1/24	1,050,000	1,045,499
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	2,720,000	2,768,022
Total Electric Utilities				12,183,159
Multi-Utilities — 0.2%
Engie SA, Senior Notes	5.250%	4/10/29	1,180,000	1,178,416 (a)

Total Utilities				13,361,575
Total Corporate Bonds & Notes (Cost — $276,127,868)				270,159,901
U.S. Government & Agency Obligations — 17.0%
U.S. Government Agencies — 0.4%
Federal National Mortgage Association (FNMA), Notes	0.375%	8/25/25	1,010,000	957,692
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	5.430%	6/18/26	1,640,000	1,640,297 (b)
Total U.S. Government Agencies				2,597,989
U.S. Government Obligations — 16.6%
Federal Farm Credit Banks Funding Corp., Bonds	3.375%	8/26/24	830,000	827,093
U.S. Treasury Notes	5.125%	10/31/25	20,500,000	20,504,404
U.S. Treasury Notes	4.250%	12/31/25	570,000	564,623
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — continued
U.S. Treasury Notes	4.875%	4/30/26	$9,950,000	$9,965,936
U.S. Treasury Notes	0.625%	7/31/26	52,800,000	48,580,125
U.S. Treasury Notes	4.625%	9/15/26	11,890,000	11,876,066
U.S. Treasury Notes	4.750%	11/15/26	150,000	149,953
U.S. Treasury Notes	3.625%	5/31/28	4,580,000	4,450,025
U.S. Treasury Notes	4.875%	10/31/28	360,000	366,785
U.S. Treasury Notes	4.625%	4/30/29	1,340,000	1,355,598
Total U.S. Government Obligations				98,640,608

Total U.S. Government & Agency Obligations (Cost — $101,442,156)				101,238,597
Asset-Backed Securities — 16.5%
ABFC Trust, 2002-WF2 A2 (1 mo. Term SOFR + 1.239%)	6.585%	5/25/32	5,870	5,857 (b)
ABFC Trust, 2003-OPT1 A3 (1 mo. Term SOFR + 0.794%)	6.140%	4/25/33	459,654	447,088 (b)
Ally Auto Receivables Trust, 2022-3 A3	5.070%	4/15/27	709,534	707,399
American Credit Acceptance Receivables Trust, 2024-1 A	5.610%	1/12/27	651,622	651,064 (a)
Amur Equipment Finance Receivables LLC, 2024-1A B	5.370%	1/21/31	1,350,000	1,347,105 (a)
Apex Credit CLO Ltd., 2020-1A A1RR (3 mo. Term SOFR + 1.450%)	6.773%	4/20/35	830,000	829,941 (a)(b)
Apidos CLO, 2013-12A ARR (3 mo. Term SOFR + 1.080%)	6.405%	4/15/31	1,020,000	1,020,000 (a)(b)(d)
ARES CLO Ltd., 2017-44A A1R (3 mo. Term SOFR + 1.342%)	6.670%	4/15/34	1,870,000	1,874,011 (a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	980,000	904,182 (a)
Ballyrock CLO Ltd., 2019-2A A1RR (3 mo. Term SOFR + 1.400%)	6.719%	2/20/36	760,000	760,955 (a)(b)
Barings Private Credit Corp. CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.400%)	7.729%	7/15/31	913,079	914,208 (a)(b)
Battery Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.210%)	7.535%	10/20/35	1,150,000	1,156,495 (a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	7.070%	1/15/35	1,050,000	1,050,404 (a)(b)
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	8.296%	12/16/36	1,320,000	1,285,595 (a)(b)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	6.060%	7/25/36	630,737	554,358 (a)(b)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Capital One Multi-Asset Execution Trust, 2022-A1 A1	2.800%	3/15/27	$2,815,000	$2,762,367
Capital One Prime Auto Receivables Trust, 2022-2 A3	3.660%	5/17/27	507,000	499,161
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. Term SOFR + 1.312%)	6.636%	7/27/31	269,243	269,310 (a)(b)
CarMax Auto Owner Trust, 2023-4 A2A	6.080%	12/15/26	1,169,613	1,173,355
CarVal CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.200%)	7.525%	1/20/35	520,000	521,704 (a)(b)
CBAM Ltd., 2017-1A A1 (3 mo. Term SOFR + 1.512%)	6.836%	7/20/30	164,743	164,784 (a)(b)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	395,053	388,344 (a)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	1,501,541	1,436,969 (a)
CNH Equipment Trust, 2022-B A3	3.890%	8/16/27	1,439,814	1,417,076
Columbia Cent CLO Ltd., 2022-32A A1R (3 mo. Term SOFR + 1.450%)	6.773%	7/24/34	1,180,000	1,182,421 (a)(b)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	194	95 (b)
DLLST LLC, 2024-1A A2	5.330%	1/20/26	1,395,000	1,391,919 (a)
Dryden CLO Ltd., 2019-80A BR (3 mo. Term SOFR + 1.750%)	7.067%	1/17/33	1,710,000	1,708,972 (a)(b)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	6.831%	4/20/37	810,000	811,848 (a)(b)
Ent Auto Receivables Trust, 2023-1A A4	6.260%	11/15/29	640,000	650,773 (a)
Enterprise Fleet Financing LLC, 2022-3 A2	4.380%	7/20/29	642,868	636,638 (a)
Enterprise Fleet Financing LLC, 2023-1 A2	5.510%	1/22/29	2,484,235	2,480,577 (a)
Evergreen Credit Card Trust, 2021-1 A	0.900%	10/15/26	1,420,000	1,397,370 (a)
Ford Credit Auto Lease Trust, 2023-A A4	4.830%	5/15/26	1,110,000	1,103,629
Ford Credit Auto Owner Trust, 2023-1 A	4.850%	8/15/35	2,000,000	1,985,663 (a)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	253,639	230,768 (a)
GECU Auto Receivables Trust, 2023-1A A3	5.630%	8/15/28	1,530,000	1,532,830 (a)
GM Financial Automobile Leasing Trust, 2023-1 A3	5.160%	4/20/26	709,000	707,565
GM Financial Automobile Leasing Trust, 2024-2 A2A	5.430%	9/21/26	2,000,000	2,001,127
GoldenTree Loan Management US CLO Ltd., 2019-4A ARR (3 mo. Term SOFR + 1.150%)	6.473%	4/24/31	1,290,000	1,290,967 (a)(b)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. Term SOFR + 1.642%)	6.978%	5/5/30	495,065	495,741 (a)(b)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Golub Capital Partners CLO Ltd., 2018-36A B (3 mo. Term SOFR + 1.912%)	7.248%	2/5/31	$500,000	$500,258 (a)(b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	6.463%	7/15/39	1,030,000	1,027,425 (a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. Term SOFR + 1.522%)	6.846%	1/20/30	253,627	253,879 (a)(b)
Grippen Park CLO Ltd., 2017-1A C (3 mo. Term SOFR + 2.562%)	7.886%	1/20/30	750,000	751,509 (a)(b)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. Term SOFR + 1.612%)	6.936%	1/20/33	610,000	611,237 (a)(b)
Harley-Davidson Motorcycle Trust, 2024-A A2	5.650%	2/16/27	2,300,000	2,301,581
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,250,000	1,233,609 (a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	530,000	484,306 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	647,147	549,119 (a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	6.405%	12/25/35	380,000	354,736 (b)
Honda Auto Receivables Owner Trust, 2024-2 A2	5.480%	11/18/26	2,000,000	2,001,049
HPEFS Equipment Trust, 2023-2A A2	6.040%	1/21/31	2,100,000	2,105,879 (a)
Hyundai Auto Lease Securitization Trust, 2024-A A2A	5.150%	6/15/26	1,569,402	1,565,028 (a)
JPMorgan Mortgage Acquisition Trust, 2007- CH2 MV2 (1 mo. Term SOFR + 0.414%)	5.760%	1/25/37	417,262	405,809 (b)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	5.980%	6/25/46	27,146	26,012 (a)(b)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	6.526%	10/16/36	874,809	870,982 (a)(b)
Mountain View CLO Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.460%)	6.789%	4/15/34	620,000	620,598 (a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	7.186%	10/20/30	250,000	250,778 (a)(b)
Navient Private Education Refi Loan Trust, 2022-BA A	4.160%	10/15/70	827,958	790,798 (a)
Navient Student Loan Trust, 2016-6A A3 (30 Day Average SOFR + 1.414%)	6.750%	3/25/66	1,565,965	1,586,935 (a)(b)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	6.050%	12/26/69	537,159	535,302 (a)(b)
Nelnet Student Loan Trust, 2014-6A A (30 Day Average SOFR + 0.764%)	6.100%	11/25/52	185,817	185,514 (a)(b)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	6.483%	4/20/62	$1,310,000	$1,302,643 (a)(b)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	446,329	404,569 (a)
Neuberger Berman Loan Advisers CLO Ltd., 2021-40A A (3 mo. Term SOFR + 1.322%)	6.649%	4/16/33	600,000	600,352 (a)(b)
Nissan Auto Lease Trust, 2023-B A3	5.690%	7/15/26	1,050,000	1,050,378
Ocean Trails CLO, 2019-7A AR (3 mo. Term SOFR + 1.272%)	6.589%	4/17/30	874,129	875,350 (a)(b)
Ocean Trails CLO, 2020-10A AR (3 mo. Term SOFR + 1.482%)	6.810%	10/15/34	500,000	499,983 (a)(b)
Ocean Trails CLO Ltd., 2023-14A A1 (3 mo. Term SOFR + 2.000%)	7.325%	1/20/35	670,000	672,046 (a)(b)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. Term SOFR + 1.322%)	6.646%	1/20/31	2,010,342	2,011,649 (a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	6.631%	5/23/31	232,660	232,784 (a)(b)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	398,681	329,596
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	354,867	295,022
Parliament Funding Ltd., 2020-1A AR (3 mo. Term SOFR + 1.512%)	6.836%	10/20/31	1,173,201	1,174,209 (a)(b)
Santander Drive Auto Receivables Trust, 2022-4 B	4.420%	11/15/27	1,470,000	1,455,538
Santander Drive Auto Receivables Trust, 2023-5 A2	6.310%	7/15/27	1,140,400	1,143,242
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. Term SOFR + 1.089%)	4.522%	12/25/33	13,470	12,995 (b)
SBNA Auto Lease Trust, 2024-B A2	5.670%	11/20/26	1,600,000	1,601,775 (a)
Sierra Timeshare Receivables Funding LLC, 2020-2A A	1.330%	7/20/37	781,817	755,691 (a)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. Term SOFR + 0.572%)	5.911%	12/15/38	733,180	722,245 (b)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. Term SOFR + 0.552%)	5.891%	6/15/39	579,779	563,164 (b)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	5.871%	12/15/39	319,926	311,827 (b)
SLM Student Loan Trust, 2003-10A A4 (90 Day Average SOFR + 0.931%)	6.284%	12/17/68	564,317	562,896 (a)(b)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	117,586	115,865 (a)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	6.173%	1/15/53	$353,300	$350,905 (a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	378,092	337,895 (a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	622,923	520,724 (a)
SMB Private Education Loan Trust, 2023-B A1B (30 Day Average SOFR + 1.800%)	7.133%	10/16/56	2,030,917	2,076,944 (a)(b)
Stonepeak ABS, 2021-1A A	2.675%	2/28/33	762,391	706,133 (a)
Stratus Static CLO Ltd., 2022-3A AR (3 mo. Term SOFR + 1.300%)	6.618%	10/20/31	482,031	482,051 (a)(b)
Structured Asset Securities Corp., 2004-SC1 A	8.213%	12/25/29	4,147	3,667 (a)(b)
Structured Asset Securities Corp. Trust, 2005- SC1 1A2	7.081%	5/25/31	394,487	300,108 (a)(b)
Symphony CLO Ltd., 2016-18A BR (3 mo. Term SOFR + 1.862%)	7.188%	7/23/33	1,040,000	1,040,586 (a)(b)
Synchrony Card Funding LLC, 2022-A1 A	3.370%	4/15/28	1,400,000	1,375,649
Toyota Auto Receivables Owner Trust, 2021-B A4	0.530%	10/15/26	570,000	549,199
TRP LLC, 2021-1 A	2.070%	6/19/51	852,123	771,997 (a)
Verdant Receivables LLC, 2024-1A A2	5.680%	12/12/31	1,430,000	1,436,236 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	6.975%	7/20/32	1,030,000	1,030,000 (a)(b)(d)
Verizon Master Trust, 2023-2 A	4.890%	4/13/28	1,470,000	1,463,400
Volkswagen Auto Loan Enhanced Trust, 2023-2 A2A	5.720%	3/22/27	765,972	766,822
Voya CLO Ltd., 2016-3A A1R2 (3 mo. Term SOFR + 1.150%)	6.475%	10/18/31	2,040,000	2,042,435 (a)(b)
Voya CLO Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.200%)	6.529%	10/15/31	1,290,000	1,294,151 (a)(b)
WF Card Issuance Trust, 2024-A1 A	4.940%	2/15/29	1,470,000	1,468,893
Whitebox CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.320%)	6.645%	7/24/36	910,000	910,000 (a)(b)
World Omni Auto Receivables Trust, 2024-B A2B (30 Day Average SOFR + 0.430%)	5.763%	9/15/27	2,300,000	2,301,326 (b)

Total Asset-Backed Securities (Cost — $99,498,118)				98,685,918
Collateralized Mortgage Obligations(e) — 11.1%
Alternative Loan Trust, 2005-56 4A1 (1 mo. Term SOFR + 0.734%)	6.080%	11/25/35	57,826	51,980 (b)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	6.523%	11/17/38	347,008	343,719 (a)(b)
BANK, 2017-BNK9 ASB	3.470%	11/15/54	901,003	871,242
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
BANK, 2022-BNK39 XA, IO	0.530%	2/15/55	$60,513,060	$1,563,331 (b)
BANK, 2022-BNK40 A4	3.506%	3/15/64	470,000	414,155 (b)
BANK, 2023-BNK45 A5	5.203%	2/15/56	1,590,000	1,571,867
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. Term SOFR + 0.434%)	5.780%	1/25/47	70,095	55,400 (b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	1,320,000	1,105,775
BPR Trust, 2021-TY C (1 mo. Term SOFR + 1.814%)	7.143%	9/15/38	990,000	975,176 (a)(b)
BRAVO Residential Funding Trust, 2024-NQM1 A1	5.943%	12/1/63	1,076,361	1,074,922 (a)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.333%	10/15/38	696,869	681,634 (a)(b)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	6.319%	1/17/39	1,270,000	1,256,014 (a)(b)
BX Mortgage Trust, 2021-PAC A (1 mo. Term SOFR + 0.804%)	6.133%	10/15/36	330,000	326,028 (a)(b)
BX Trust, 2019-OC11 A	3.202%	12/9/41	680,000	605,576 (a)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	8.586%	10/15/36	990,000	948,721 (a)(b)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	6.079%	10/15/26	1,529,502	1,510,530 (a)(b)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	7.380%	9/15/34	1,122,326	1,079,628 (a)(b)
BX Trust, 2022-CLS A	5.760%	10/13/27	1,630,000	1,613,966 (a)
BX Trust, 2022-IND A (1 mo. Term SOFR + 1.491%)	6.820%	4/15/37	581,599	580,557 (a)(b)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	6.329%	1/15/39	1,290,000	1,276,588 (a)(b)
BX Trust, 2023-LIFE A	5.045%	2/15/28	1,270,000	1,230,498 (a)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	960,000	896,349 (b)
CFK Trust, 2020-MF2 F	3.573%	3/15/39	1,170,000	700,658 (a)(b)
Chase Mortgage Finance Trust, 2007-A1 2A3	6.623%	2/25/37	4,470	4,097 (b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	5.760%	8/25/35	963	898 (a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	6.040%	10/25/35	8,743	8,055 (a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2005-1A A2 (1 mo. Term SOFR + 0.314%)	5.660%	1/25/36	1,750	1,587 (a)(b)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Citigroup Commercial Mortgage Trust, 2013- 375P A	3.251%	5/10/35	$308,289	$299,225 (a)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	930,000	868,790
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	6.524%	3/25/37	17,837	17,466 (b)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. Term SOFR + 0.534%)	5.880%	7/25/36	64,512	59,314 (a)(b)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	1,280,000	1,327,111 (a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,730,000	1,515,577 (a)
DSLA Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. Term SOFR + 0.614%)	5.953%	2/19/45	9,576	9,349 (b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	411,082	336,090 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	1,018,835	867,056 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	44,458	43,631
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	73,417	65,919
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	7.135%	1/25/51	135,833	136,751 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	7.135%	11/25/41	370,000	374,135 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	7.335%	4/25/42	259,430	263,391 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	8.235%	4/25/42	590,000	613,905 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	528,321	505,603 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	1,016,212	957,518 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	950,000	882,494 (a)(b)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	8.435%	3/25/42	$540,000	$563,170 (a)(b)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	157,015	142,064
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	82,137	76,976
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	38,755	39,800 (b)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	6.122%	2/20/60	10,684	10,664 (b)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. Term SOFR + 0.664%)	5.992%	3/20/60	88,631	88,604 (b)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. Term SOFR + 1.114%)	6.442%	5/20/60	192,178	193,121 (b)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. Term SOFR + 0.444%)	5.767%	10/20/60	271,102	270,248 (b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.787%	8/20/58	180,325	180,099 (b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	5.887%	11/20/60	277,548	277,227 (b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. Term SOFR + 0.614%)	5.937%	1/20/61	27,997	27,972 (b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. Term SOFR + 0.614%)	5.937%	12/20/60	50,992	50,943 (b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	5.887%	2/20/61	64,914	64,820 (b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	5.937%	2/20/61	29,160	29,129 (b)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. Term SOFR + 0.584%)	5.907%	8/20/61	$102,038	$101,905 (b)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. Term SOFR + 0.614%)	5.937%	7/20/62	925,752	924,624 (b)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. Term SOFR + 0.644%)	5.967%	10/20/62	64,655	64,627 (b)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. Term SOFR + 0.634%)	5.957%	10/20/62	38,124	38,098 (b)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. Term SOFR + 0.454%)	5.777%	12/20/62	377,383	376,134 (b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	5.837%	3/20/63	181,482	180,395 (b)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. Term SOFR + 0.584%)	5.907%	6/20/63	31,986	31,945 (b)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. Term SOFR + 0.584%)	5.907%	6/20/63	11,026	11,006 (b)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. Term SOFR + 0.584%)	5.907%	5/20/63	13,578	13,558 (b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	119,113	111,257
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	86,471	77,842
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	70,842	69,957
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	71,017	69,348
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	5.783%	4/20/70	1,620,013	1,603,021 (b)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	5.633%	9/20/71	2,015,428	1,993,440 (b)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Government National Mortgage Association (GNMA), 2022-H08 FA (30 Day Average SOFR + 0.750%)	6.073%	4/20/72	$2,347,379	$2,318,137 (b)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. Term SOFR + 1.064%)	6.393%	10/15/36	990,000	978,478 (a)(b)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 3.047%)	8.376%	5/15/38	1,000,000	996,464 (a)(b)
IMPAC CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	5.960%	5/25/37	34,008	31,436 (a)(b)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	6.000%	11/25/36	677,681	553,669 (b)
IndyMac INDX Mortgage Loan Trust, 2004-AR14 2A1A (1 mo. Term SOFR + 0.834%)	6.180%	1/25/35	42,218	30,963 (b)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	893,000	833,621
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	1,350,000	361,505 (a)(b)
JPMorgan Resecuritization Trust, 2009-10 7A2	6.054%	2/26/37	1,651,730	684,594 (a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.789%	2/17/39	1,600,000	1,599,000 (a)(b)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. Term SOFR + 0.554%)	5.900%	12/25/36	16,259	21,095 (b)
Med Trust, 2021-MDLN E (1 mo. Term SOFR + 3.264%)	8.593%	11/15/38	975,319	976,373 (a)(b)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	6.009%	3/25/33	572	435 (b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A2	5.759%	2/25/34	235,690	212,691 (b)
MHC Commercial Mortgage Trust, 2021-MHC A (1 mo. Term SOFR + 0.915%)	6.244%	4/15/38	679,490	674,369 (a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	139,013	135,284
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	6.476%	11/15/34	285,906	284,740 (a)(b)
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	0.974%	12/15/51	22,242,166	642,045 (b)
MSC Trust, 2021-ILP A (1 mo. Term SOFR + 0.892%)	6.221%	11/15/36	1,654,529	1,631,112 (a)(b)
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	266,971	248,410 (a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	106,572	100,280 (a)(b)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.079%	3/27/62	$1,107,489	$1,005,183 (a)(b)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	949,356	824,911 (a)(b)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.927%	10/15/36	791,390	778,615 (a)(b)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	8.035%	12/27/33	1,017,179	1,030,502 (a)(b)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	3,657	1,441
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. Term SOFR + 0.664%, 6.000% floor)	6.000%	5/25/37	432,727	313,194 (b)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. Term SOFR + 1.108%)	6.386%	6/20/33	51,347	49,116 (b)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	7.843%	5/15/38	920,000	844,220 (a)(b)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,243,582	1,134,128 (a)(b)
SREIT Trust, 2021-MFP A (1 mo. Term SOFR + 0.845%)	6.174%	11/15/38	1,578,824	1,565,120 (a)(b)
SREIT Trust, 2021-MFP2 A (1 mo. Term SOFR + 0.936%)	6.265%	11/15/36	1,450,000	1,433,053 (a)(b)
SREIT Trust, 2021-PALM A (1 mo. Term SOFR + 0.704%)	6.033%	10/15/34	1,650,000	1,627,481 (a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	5.972%	3/25/34	38,697	35,921 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.637%	3/25/35	68,075	54,575 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	5.727%	6/25/35	4,231	3,598 (b)
Structured Asset Securities Corp., 2005-RF3 2A	4.114%	6/25/35	76,756	66,368 (a)(b)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2002-3 B2	6.500%	3/25/32	263,166	292,799 (b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	6.683%	11/15/38	250,000	245,686 (a)(b)
Towd Point Mortgage Trust, 2015-2 1B3	3.757%	11/25/60	900,000	781,979 (a)(b)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	910,000	712,021 (a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	6.407%	8/20/35	2,623	2,485 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	6.292%	6/25/33	12,113	11,873 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	4.694%	4/25/35	7,841	7,415 (b)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. Term SOFR + 0.934%)	6.280%	12/25/45	$15,834	$15,606 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.500%)	6.653%	10/25/46	315,887	280,439 (b)
WMRK Commercial Mortgage Trust, 2022- WMRK A (1 mo. Term SOFR + 2.789%)	8.118%	11/15/27	2,070,000	2,077,440 (a)(b)

Total Collateralized Mortgage Obligations (Cost — $70,615,887)				66,084,140
Mortgage-Backed Securities — 6.8%
FHLMC — 1.2%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	52,577	50,576
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35- 11/1/35	2,841,611	2,629,117
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	2/1/51	61,534	50,722
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	7/1/52	434,035	421,574
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/53	642,935	646,951
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.495%)	6.966%	6/1/43	74,466	75,392 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (30 Day Average SOFR + 2.183%)	1.780%	8/1/51	3,522,077	3,150,335 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32	17,971	18,563
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38- 4/1/38	48,600	44,432
Total FHLMC				7,087,662
FNMA — 5.0%
Federal National Mortgage Association (FNMA)	7.000%	2/1/27- 8/1/32	38,963	40,083
Federal National Mortgage Association (FNMA)	2.500%	2/1/35- 10/1/51	4,565,940	3,982,805
Federal National Mortgage Association (FNMA)	3.000%	2/1/36- 3/1/40	2,540,708	2,348,547
Federal National Mortgage Association (FNMA)	4.500%	11/1/38	2,206,848	2,171,575
Federal National Mortgage Association (FNMA)	2.000%	7/1/51- 11/1/51	335,625	266,314
Federal National Mortgage Association (FNMA)	1.925%	11/1/51	2,391,181	2,152,362 (b)
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	4,778,814	4,725,432
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	1,868,088	1,910,447
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	2.000%	7/1/54	$2,700,000	$2,112,117 (f)
Federal National Mortgage Association (FNMA)	2.500%	7/1/54	5,000,000	4,083,398 (f)
Federal National Mortgage Association (FNMA)	3.000%	7/1/54	3,900,000	3,318,047 (f)
Federal National Mortgage Association (FNMA)	4.000%	7/1/54	2,400,000	2,196,281 (f)
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	325,632	300,535
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	6.653%	9/1/37	287,557	289,531 (b)
Total FNMA				29,897,474
GNMA — 0.6%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	3,169	3,218
Government National Mortgage Association (GNMA)	6.500%	8/15/34	34,773	35,463
Government National Mortgage Association (GNMA)	7.000%	3/15/36	13,786	14,414
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	163,038	144,572
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	145,588	133,896
Government National Mortgage Association (GNMA) II	3.500%	6/20/44- 10/20/49	82,271	74,919
Government National Mortgage Association (GNMA) II	4.000%	2/20/48- 4/20/48	10,814	10,128
Government National Mortgage Association (GNMA) II	5.000%	5/20/48- 4/20/49	77,295	76,321
Government National Mortgage Association (GNMA) II	4.500%	8/20/48- 9/20/52	359,129	343,950
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 2/20/53	1,496,439	1,258,512
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	395,562	404,110
Government National Mortgage Association (GNMA) II	4.000%	7/20/54	1,000,000	924,180 (f)
Government National Mortgage Association (GNMA) II (1 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.039%)	6.491%	7/20/60	6,792	6,817 (b)
Government National Mortgage Association (GNMA) II (1 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.085%)	7.513%	8/20/60	199,595	203,985 (b)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.207%)	6.195%	7/20/60	$9,175	$9,166 (b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	6.450%	2/20/60	49,969	50,210 (b)
Total GNMA				3,693,861

Total Mortgage-Backed Securities (Cost — $42,625,134)				40,678,997
Senior Loans — 0.7%
Communication Services — 0.2%
Media — 0.2%
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	7.302%	12/7/30	328,832	325,483 (b)(g)(h)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.958%	9/18/26	442,827	444,406 (b)(g)(h)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.943%	1/31/28	750,000	718,508 (b)(g)(h)

Total Communication Services				1,488,397
Consumer Discretionary — 0.1%
Specialty Retail — 0.1%
Rent-A-Center Inc., Term Loan B2 (1 mo. Term SOFR + 2.750%)	8.094%	2/17/28	695,106	698,439 (b)(g)(h)

Financials — 0.3%
Financial Services — 0.2%
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.114%)	8.458%	3/20/28	731,108	731,887 (b)(g)(h)
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	7.085%	11/6/28	375,000	377,538 (b)(g)(h)
Total Financial Services				1,109,425
Insurance — 0.1%
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.708%	7/31/27	487,406	479,868 (b)(g)(h)

Total Financials				1,589,293
Industrials — 0.1%
Commercial Services & Supplies — 0.1%
APi Group DE Inc., 2021 Repricing Term Loan B (1 mo. Term SOFR + 2.000%)	7.344%	1/3/29	441,573	441,888 (b)(g)(h)

Total Senior Loans (Cost — $4,256,043)				4,218,017
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Sovereign Bonds — 0.3%
Israel — 0.2%
Israel Government International Bond, Senior Notes	5.375%	3/12/29	$870,000	$854,626
Supranational — 0.1%
Asian Development Bank, Senior Notes	1.500%	1/20/27	830,000	767,502

Total Sovereign Bonds (Cost — $1,693,168)				1,622,128
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Put @ $95.500 (Cost — $65,772)	12/13/24	70	$175,000	77,875
Total Investments before Short-Term Investments (Cost — $596,324,146)				582,765,573
	Rate		Shares
Short-Term Investments — 3.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $18,309,292)	5.254%		18,309,292	18,309,292 (i)(j)
Total Investments — 100.8% (Cost — $614,633,438)				601,074,865
Liabilities in Excess of Other Assets — (0.8)%				(4,897,018)
Total Net Assets — 100.0%				$596,177,847

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Short-Term Bond Fund
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2024, the Fund held TBA securities with a total cost of $12,620,447.
(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2024, the total market value of investments in Affiliated
Companies was $18,309,292 and the cost was $18,309,292 (Note 8).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

 Western Asset Short-Term Bond Fund
At June 30, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/13/24	$97.125	141	$352,500	$(6,169)
3-Month SOFR Futures, Put	12/13/24	95.000	70	175,000	(18,812)
U.S. Treasury 5-Year Notes Futures, Call	7/26/24	107.750	37	37,000	(4,914)
U.S. Treasury 5-Year Notes Futures, Call	7/26/24	107.500	61	61,000	(10,961)
Total Exchange-Traded Written Options (Premiums received — $126,420)					$(40,856)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At June 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	119	3/25	$28,353,937	$28,305,637	$(48,300)
3-Month SOFR	308	3/26	73,791,419	73,943,100	151,681
U.S. Treasury 2-Year Notes	937	9/24	191,095,070	191,352,969	257,899
U.S. Treasury 5-Year Notes	194	9/24	20,637,873	20,676,158	38,285
					399,565
Contracts to Sell:
U.S. Treasury 10-Year Notes	406	9/24	44,319,596	44,653,658	(334,062)
U.S. Treasury Long-Term Bonds	27	9/24	3,159,033	3,194,438	(35,405)
U.S. Treasury Ultra Long- Term Bonds	6	9/24	743,474	752,063	(8,589)
					(378,056)
Net unrealized appreciation on open futures contracts					$21,509

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset Short-Term Bond Fund
At June 30, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$25,291,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$(128,252)	$1,798	$(130,050)
	19,216,000	10/14/24	Daily SOFR Compound annually	2.770% annually	(150,606)	60	(150,666)
	7,993,000	10/14/27	2.600% annually	Daily SOFR Compound annually	403,584	2,613	400,971
Total	$52,500,000				$124,726	$4,471	$120,255

†	Percentage shown is an annual percentage rate.

Reference Index	Reference Rate
Daily SOFR Compound	5.330%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $596,324,146)	$582,765,573
Investments in affiliated securities, at value (Cost — $18,309,292)	18,309,292
Cash	1,010,828
Interest receivable	4,004,358
Receivable for Fund shares sold	2,704,711
Receivable for securities sold	1,585,220
Deposits with brokers for open futures contracts and exchange-traded options	1,266,340
Principal paydown receivable	120,173
Receivable from brokers — net variation margin on open futures contracts	103,088
Deposits with brokers for centrally cleared swap contracts	69,015
Dividends receivable from affiliated investments	59,702
Prepaid expenses	22,762
Total Assets	612,021,062
Liabilities:
Payable for securities purchased	14,670,447
Payable for Fund shares repurchased	632,076
Investment management fee payable	146,784
Distributions payable	42,817
Written options, at value (premiums received — $126,420)	40,856
Service and/or distribution fees payable	31,126
Trustees’ fees payable	3,585
Payable to brokers — net variation margin on centrally cleared swap contracts	1,148
Accrued expenses	274,376
Total Liabilities	15,843,215
Total Net Assets	$596,177,847
Net Assets:
Par value (Note 7)	$1,637
Paid-in capital in excess of par value	679,653,902
Total distributable earnings (loss)	(83,477,692)
Total Net Assets	$596,177,847
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
June 30, 2024
Net Assets:
Class A	$139,037,492
Class C	$3,020,787
Class C1	$404,096
Class R	$175,208
Class I	$164,685,974
Class IS	$288,854,290
Shares Outstanding:
Class A	38,198,348
Class C	830,570
Class C1	110,921
Class R	48,184
Class I	45,240,141
Class IS	79,318,802
Net Asset Value:
Class A (and redemption price)	$3.64
Class C*	$3.64
Class C1 (and redemption price)	$3.64
Class R (and redemption price)	$3.64
Class I (and redemption price)	$3.64
Class IS (and redemption price)	$3.64
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$3.72

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2024

Investment Income:
Interest	$11,636,032
Dividends from affiliated investments	630,150
Less: Foreign taxes withheld	(12,788)
Total Investment Income	12,253,394
Expenses:
Investment management fee (Note 2)	1,026,342
Service and/or distribution fees (Notes 2 and 5)	184,912
Transfer agent fees (Notes 2 and 5)	183,238
Registration fees	65,247
Fund accounting fees	37,320
Audit and tax fees	23,244
Shareholder reports	18,929
Legal fees	11,661
Trustees’ fees	7,360
Insurance	2,883
Commitment fees (Note 9)	2,661
Miscellaneous expenses	6,261
Total Expenses	1,570,058
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(171,118)
Net Expenses	1,398,940
Net Investment Income	10,854,454
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(2,569,163)
Futures contracts	(1,712,711)
Written options	101,874
Swap contracts	(387,175)
Net Realized Loss	(4,567,175)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	2,137,122
Futures contracts	(664,355)
Written options	79,964
Swap contracts	448,362
Change in Net Unrealized Appreciation (Depreciation)	2,001,093
Net Loss on Investments, Futures Contracts, Written Options and Swap Contracts	(2,566,082)
Increase in Net Assets From Operations	$8,288,372
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2024 (unaudited) and the Year Ended December 31, 2023	2024	2023
Operations:
Net investment income	$10,854,454	$23,890,226
Net realized loss	(4,567,175)	(11,586,444)
Change in net unrealized appreciation (depreciation)	2,001,093	22,989,210
Increase in Net Assets From Operations	8,288,372	35,292,992
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(11,701,907)	(27,126,049)
Decrease in Net Assets From Distributions to Shareholders	(11,701,907)	(27,126,049)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	89,742,765	231,240,147
Reinvestment of distributions	11,447,498	26,306,431
Cost of shares repurchased	(99,008,210)	(455,862,995)
Increase (Decrease) in Net Assets From Fund Share Transactions	2,182,053	(198,316,417)
Decrease in Net Assets	(1,231,482)	(190,149,474)
Net Assets:
Beginning of period	597,409,329	787,558,803
End of period	$596,177,847	$597,409,329
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$3.66	$3.60	$3.88	$3.96	$3.90	$3.83
Income (loss) from operations:
Net investment income	0.06	0.11	0.05	0.03	0.06	0.09
Net realized and unrealized gain (loss)	(0.01)	0.08	(0.25)	(0.05)	0.08	0.08
Total income (loss) from operations	0.05	0.19	(0.20)	(0.02)	0.14	0.17
Less distributions from:
Net investment income	(0.07)	(0.13)	(0.08)	(0.06)	(0.08)	(0.10)
Total distributions	(0.07)	(0.13)	(0.08)	(0.06)	(0.08)	(0.10)
Net asset value, end of period	$3.64	$3.66	$3.60	$3.88	$3.96	$3.90
Total return[3]	1.35%	4.98%	(5.01)%	(0.55)%	3.72%	4.49%
Net assets, end of period (000s)	$139,037	$130,892	$127,715	$75,606	$58,248	$53,294
Ratios to average net assets:
Gross expenses	0.74%[4]	0.74%	0.73%	0.72%	0.73%	0.75%
Net expenses[5,6]	0.70 [4]	0.70	0.70	0.70	0.72	0.74
Net investment income	3.49 [4]	3.04	1.49	0.73	1.57	2.36
Portfolio turnover rate[7]	42%	38%	28%	62%	73%	55%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, effective May 1, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1, 2021, the expense limitation was 0.80%.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 32%, 32%, 27%, 58%, 64% and 41%.

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$3.66	$3.60	$3.88	$3.95	$3.89	$3.83
Income (loss) from operations:
Net investment income	0.05	0.08	0.02	(0.00)[3]	0.03	0.06
Net realized and unrealized gain (loss)	(0.02)	0.08	(0.25)	(0.04)	0.08	0.07
Total income (loss) from operations	0.03	0.16	(0.23)	(0.04)	0.11	0.13
Less distributions from:
Net investment income	(0.05)	(0.10)	(0.05)	(0.03)	(0.05)	(0.07)
Total distributions	(0.05)	(0.10)	(0.05)	(0.03)	(0.05)	(0.07)
Net asset value, end of period	$3.64	$3.66	$3.60	$3.88	$3.95	$3.89
Total return[4]	0.94%	4.44%	(6.02)%	(1.08)%	2.95%	3.44%
Net assets, end of period (000s)	$3,021	$3,381	$5,309	$5,035	$6,795	$5,073
Ratios to average net assets:
Gross expenses	1.51%[5]	1.50%	1.49%	1.49%	1.47%	1.50%
Net expenses[6,7]	1.49 [5]	1.49	1.48	1.48	1.47	1.50
Net investment income (loss)	2.68 [5]	2.23	0.60	(0.04)	0.81	1.67
Portfolio turnover rate[8]	42%	38%	28%	62%	73%	55%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 32%, 32%, 27%, 58%, 64% and 41%.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$3.66	$3.61	$3.89	$3.96	$3.90	$3.83
Income (loss) from operations:
Net investment income	0.06	0.10	0.04	0.02	0.05	0.09
Net realized and unrealized gain (loss)	(0.02)	0.06	(0.26)	(0.04)	0.08	0.07
Total income (loss) from operations	0.04	0.16	(0.22)	(0.02)	0.13	0.16
Less distributions from:
Net investment income	(0.06)	(0.11)	(0.06)	(0.05)	(0.07)	(0.09)
Total distributions	(0.06)	(0.11)	(0.06)	(0.05)	(0.07)	(0.09)
Net asset value, end of period	$3.64	$3.66	$3.61	$3.89	$3.96	$3.90
Total return[3]	0.91%	4.64%	(5.29)%	(0.61)%[4]	3.41%	4.28%
Net assets, end of period (000s)	$404	$502	$1,515	$1,768	$3,929	$7,854
Ratios to average net assets:
Gross expenses	1.05%[5]	1.03%	1.02%	1.02%	1.02%	0.98%
Net expenses[6,7]	1.04 [5]	1.03	1.01	1.01	1.01	0.97
Net investment income	3.13 [5]	2.61	1.06	0.46	1.37	2.26
Portfolio turnover rate[8]	42%	38%	28%	62%	73%	55%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (0.86)% for the year ended December 31, 2021.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C1 shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 32%, 32%, 27%, 58%, 64% and 41%.

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$3.66	$3.60	$3.88	$3.95	$3.90	$3.83
Income (loss) from operations:
Net investment income	0.06	0.10	0.04	0.01	0.05	0.08
Net realized and unrealized gain (loss)	(0.02)	0.07	(0.26)	(0.04)	0.07	0.08
Total income (loss) from operations	0.04	0.17	(0.22)	(0.03)	0.12	0.16
Less distributions from:
Net investment income	(0.06)	(0.11)	(0.06)	(0.04)	(0.07)	(0.09)
Total distributions	(0.06)	(0.11)	(0.06)	(0.04)	(0.07)	(0.09)
Net asset value, end of period	$3.64	$3.66	$3.60	$3.88	$3.95	$3.90
Total return[3]	1.15%	4.85%	(5.64)%	(0.95)%	3.34%	4.12%
Net assets, end of period (000s)	$175	$110	$93	$68	$52	$71
Ratios to average net assets:
Gross expenses	1.14%[4]	1.26%	1.31%	1.43%	2.14%	1.28%
Net expenses[5,6]	1.10 [4]	1.10	1.10	1.10	1.09	1.10
Net investment income	3.13 [4]	2.66	1.06	0.34	1.26	2.11
Portfolio turnover rate[7]	42%	38%	28%	62%	73%	55%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class R shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 32%, 32%, 27%, 58%, 64% and 41%.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$3.66	$3.61	$3.88	$3.96	$3.90	$3.83
Income (loss) from operations:
Net investment income	0.07	0.12	0.06	0.04	0.07	0.10
Net realized and unrealized gain (loss)	(0.02)	0.07	(0.24)	(0.05)	0.08	0.08
Total income (loss) from operations	0.05	0.19	(0.18)	(0.01)	0.15	0.18
Less distributions from:
Net investment income	(0.07)	(0.14)	(0.09)	(0.07)	(0.09)	(0.11)
Total distributions	(0.07)	(0.14)	(0.09)	(0.07)	(0.09)	(0.11)
Net asset value, end of period	$3.64	$3.66	$3.61	$3.88	$3.96	$3.90
Total return[3]	1.49%	5.27%	(4.75)%	(0.30)%	3.96%	4.74%
Net assets, end of period (millions)	$165	$171	$274	$319	$137	$162
Ratios to average net assets:
Gross expenses	0.52%[4]	0.53%	0.54%	0.51%	0.51%	0.54%
Net expenses[5,6]	0.42 [4]	0.42	0.42	0.43	0.49	0.50
Net investment income	3.76 [4]	3.28	1.67	0.98	1.82	2.64
Portfolio turnover rate[7]	42%	38%	28%	62%	73%	55%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, effective May 1, 2021 the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1,2021, the expense limitation was 0.50%.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 32%, 32%, 27%, 58%, 64% and 41%.

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$3.66	$3.61	$3.88	$3.96	$3.90	$3.83
Income (loss) from operations:
Net investment income	0.07	0.12	0.07	0.04	0.07	0.11
Net realized and unrealized gain (loss)	(0.02)	0.07	(0.25)	(0.05)	0.09	0.07
Total income (loss) from operations	0.05	0.19	(0.18)	(0.01)	0.16	0.18
Less distributions from:
Net investment income	(0.07)	(0.14)	(0.09)	(0.07)	(0.10)	(0.11)
Total distributions	(0.07)	(0.14)	(0.09)	(0.07)	(0.10)	(0.11)
Net asset value, end of period	$3.64	$3.66	$3.61	$3.88	$3.96	$3.90
Total return[3]	1.50%	5.29%	(4.73)%	(0.25)%	4.06%	4.84%
Net assets, end of period (millions)	$289	$292	$378	$259	$641	$541
Ratios to average net assets:
Gross expenses	0.43%[4]	0.42%	0.42%	0.39%	0.40%	0.41%
Net expenses[5,6]	0.40 [4]	0.40	0.40	0.38	0.39	0.40
Net investment income	3.78 [4]	3.32	1.77	1.09	1.88	2.74
Portfolio turnover rate[7]	42%	38%	28%	62%	73%	55%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.
In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 32%, 32%, 27%, 58%, 64% and 41%.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$270,159,901	—	$270,159,901
U.S. Government & Agency Obligations	—	101,238,597	—	101,238,597
Asset-Backed Securities	—	98,685,918	—	98,685,918
Collateralized Mortgage Obligations	—	66,084,140	—	66,084,140
Mortgage-Backed Securities	—	40,678,997	—	40,678,997
Senior Loans	—	4,218,017	—	4,218,017
Sovereign Bonds	—	1,622,128	—	1,622,128
Purchased Options	$77,875	—	—	77,875
Total Long-Term Investments	77,875	582,687,698	—	582,765,573
Short-Term Investments†	18,309,292	—	—	18,309,292
Total Investments	$18,387,167	$582,687,698	—	$601,074,865
Other Financial Instruments:
Futures Contracts††	$447,865	—	—	$447,865
Centrally Cleared Interest Rate Swaps††	—	$400,971	—	400,971
Total Other Financial Instruments	$447,865	$400,971	—	$848,836
Total	$18,835,032	$583,088,669	—	$601,923,701
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$40,856	—	—	$40,856
Futures Contracts††	426,356	—	—	426,356
Centrally Cleared Interest Rate Swaps††	—	$280,716	—	280,716
Total	$467,212	$280,716	—	$747,928

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2024, the Fund did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the six months ended June 30, 2024, see Note 4.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(i) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

(k) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly.

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(p) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset London provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R, Class I and Class IS shares did not exceed 0.70%, 1.55%, 1.05%, 1.10%, 0.42% and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.  In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2024, fees waived and/or expenses reimbursed amounted to $171,118, which included an affiliated money market fund waiver of $10,978.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class R	Class I	Class IS
Expires December 31, 2024	$29,103	—	—	$165	$404,109	$49,308
Expires December 31, 2025	46,965	—	—	159	264,048	66,806
Expires December 31, 2026	29,491	$157	$20	30	86,613	43,829
Total fee waivers/expense reimbursements subject to recapture	$105,559	$157	$20	$354	$754,770	$159,943
For the six months ended June 30, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $33,023 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended June 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$26,351
CDSCs	1,732
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of June 30, 2024, Franklin Resources and its affiliates owned 29% of the Fund.
3. Investments
During the six months ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$95,963,343	$157,597,215
Sales	98,752,690	145,086,514
At June 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$614,633,438	$1,148,473	$(14,707,046)	$(13,558,573)
Written options	(126,420)	85,564	—	85,564
Futures contracts	—	447,865	(426,356)	21,509
Swap contracts	4,471	400,971	(280,716)	120,255
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2024.

ASSET DERIVATIVES[1]
Interest Rate Risk
Purchased options[2]	$77,875
Futures contracts[3]	447,865
Centrally cleared swap contracts[4]	400,971
Total	$926,711

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$40,856
Futures contracts[3]	426,356
Centrally cleared swap contracts[4]	280,716
Total	$747,928

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Purchased options[1]	$(151,135)
Futures contracts	(1,712,711)
Written options	101,874
Swap contracts	(387,175)
Total	$(2,149,147)

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Purchased options[1]	$86,488
Futures contracts	(664,355)
Written options	79,964
Swap contracts	448,362
Total	$(49,541)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the six months ended June 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$153,825
Written options	101,264
Futures contracts (to buy)	369,877,378
Futures contracts (to sell)	95,371,078
Average Notional Balance
Interest rate swap contracts	$79,038,000
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.50% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$167,593	$56,302
Class C	15,908	1,532
Class C1	1,028	292
Class R	383	175
Class I	—	95,079
Class IS	—	29,858
Total	$184,912	$183,238
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended June 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$31,997
Class C	216
Class C1	28
Class R	33
Class I	89,712
Class IS	49,132
Total	$171,118
6. Distributions to shareholders by class

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Net Investment Income:
Class A	$2,532,110	$4,393,432
Class C	47,266	121,973
Class C1	7,083	32,419
Class R	2,616	3,125
Class I	3,351,250	9,252,943
Class IS	5,761,582	13,322,157
Total	$11,701,907	$27,126,049
7. Shares of beneficial interest
At June 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	7,594,478	$27,661,794	14,740,542	$53,322,090
Shares issued on reinvestment	687,913	2,504,646	1,199,098	4,337,497
Shares repurchased	(5,842,670)	(21,274,722)	(15,615,068)	(56,516,171)
Net increase	2,439,721	$8,891,718	324,572	$1,143,416

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class C
Shares sold	57,411	$208,897	350,229	$1,267,272
Shares issued on reinvestment	12,864	46,801	33,506	121,130
Shares repurchased	(163,929)	(596,650)	(933,886)	(3,373,173)
Net decrease	(93,654)	$(340,952)	(550,151)	$(1,984,771)
Class C1
Shares sold	2,432	$8,856	17,981	$65,323
Shares issued on reinvestment	1,811	6,603	8,701	31,562
Shares repurchased	(30,398)	(111,350)	(308,810)	(1,115,038)
Net decrease	(26,155)	$(95,891)	(282,128)	$(1,018,153)
Class R
Shares sold	20,944	$76,236	6,386	$23,056
Shares issued on reinvestment	720	2,616	862	3,118
Shares repurchased	(3,579)	(13,030)	(3,004)	(10,865)
Net increase	18,085	$65,822	4,244	$15,309
Class I
Shares sold	5,675,661	$20,695,459	26,585,031	$96,322,935
Shares issued on reinvestment	877,975	3,196,988	2,382,710	8,624,322
Shares repurchased	(7,989,348)	(29,091,177)	(58,405,271)	(210,692,382)
Net decrease	(1,435,712)	$(5,198,730)	(29,437,530)	$(105,745,125)
Class IS
Shares sold	11,286,446	$41,091,523	22,145,598	$80,239,471
Shares issued on reinvestment	1,562,613	5,689,844	3,643,111	13,188,802
Shares repurchased	(13,155,029)	(47,921,281)	(51,102,332)	(184,155,366)
Net decrease	(305,970)	$(1,139,914)	(25,313,623)	$(90,727,093)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
all or some portion of the six months ended June 30, 2024. The following transactions were effected in such company for the six months ended June 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$35,055,819	$107,505,288	107,505,288	$124,251,815	124,251,815

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$630,150	—	$18,309,292
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2024.
10. Deferred capital losses
As of December 31, 2023, the Fund had deferred capital losses of $53,188,257, which have no expiration date, that will be available to offset future taxable capital gains.
11. Recent accounting pronouncement
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in

Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020, through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Western Asset Short-Term Bond Fund 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Short-Term Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Trust and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreement between FTFA and the Non-U.S. Subadviser.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
Western Asset Short-Term Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as retail and institutional short investment-grade debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 10-year period ended December 31, 2023 was above the median and that the Fund’s performance for the 1-, 3-, and 5-year periods ended December 31, 2023 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 5-, and 10-year periods ended December 31, 2023 and trailed the performance of its benchmark index for the 3-year period

Western Asset Short-Term Bond Fund

ended December 31, 2023. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional short investment-grade debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2025.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee was below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The
Western Asset Short-Term Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Short-Term Bond Fund

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

Western Asset
Short-Term Bond Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent#
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Short-Term Bond Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Short-Term Bond Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Short-Term Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90058-SFSOI 8/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 20, 2024